UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2003

Item 1. Reports to Stockholders

Fidelity® Cash Central Fund

Semiannual Report

November 30, 2003

1.734014.103

Investments November 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 38.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 28.2%
Agency Coupons - 18.8%
12/1/03	0.98% (a)	$ 250,000,000	$ 249,810,650
12/1/03	1.00 (a)	990,000,000	989,718,850
12/10/03	1.08 (a)	235,000,000	235,000,000
12/24/03	1.07 (a)	300,000,000	299,954,790
12/27/03	1.01 (a)	300,000,000	299,727,450
12/28/03	1.03 (a)	310,000,000	309,836,661
1/7/04	1.03 (a)	148,000,000	147,919,157
7/20/04	1.06	250,000,000	250,000,000
7/23/04	1.08	200,000,000	200,000,000
8/30/04	1.25	350,000,000	350,000,000
9/24/04	1.50	240,000,000	240,000,000
10/25/04	1.35	225,000,000	225,000,000
11/2/04	1.35	225,000,000	225,000,000
11/15/04	1.43	200,000,000	200,000,000
12/6/04	1.54	250,000,000	250,000,000
			4,471,967,558
Discount Notes - 9.4%
12/3/03	1.15	225,000,000	224,985,750
12/12/03	1.45	180,000,000	179,921,350
12/24/03	1.04	25,400,000	25,383,123
1/28/04	1.08	75,000,000	74,870,104
3/3/04	1.11	274,478,000	273,690,225
4/2/04	1.32	225,000,000	224,000,625
5/12/04	1.15	179,975,000	179,046,029
5/19/04	1.15	59,566,000	59,245,336
6/10/04	1.21	250,000,000	248,400,000
6/14/04	1.21	432,000,000	429,177,600
6/25/04	1.12	100,000,000	99,364,625
7/23/04	1.28	123,714,000	122,696,452
8/20/04	1.40	90,000,000	89,092,650
			2,229,873,869
			6,701,841,427
Federal Home Loan Bank - 6.3%
Agency Coupons - 4.5%
12/15/03	1.06 (a)	395,000,000	394,885,366
12/21/03	1.07 (a)	225,000,000	224,931,960
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Federal Home Loan Bank - continued
Agency Coupons - continued
6/28/04	1.28%	$ 27,659,600	$ 27,659,600
6/28/04	1.30	100,000,000	100,000,000
7/6/04	1.23	250,000,000	250,000,000
8/18/04	1.30	75,000,000	75,000,000
			1,072,476,926
Discount Notes - 1.8%
12/24/03	1.04	314,100,000	313,891,298
12/26/03	1.04	100,000,000	99,927,778
			413,819,076
			1,486,296,002
Freddie Mac - 3.7%
Agency Coupons - 0.9%
7/27/04	1.20	225,000,000	225,000,000
Discount Notes - 2.8%
12/4/03	1.15	100,000,000	99,990,500
12/31/03	0.99	120,576,000	120,476,525
12/31/03	1.01	20,000,000	19,983,333
2/26/04	1.10	140,493,000	140,121,220
3/25/04	1.30	279,287,000	278,145,026
			658,716,604
			883,716,604
TOTAL FEDERAL AGENCIES			9,071,854,033
U.S. Treasury Obligations - 1.5%

U.S. Treasury Notes - 1.5%
8/31/04	1.16	220,000,000	221,522,957
8/31/04	1.25	85,000,000	85,528,098
8/31/04	1.28	40,000,000	40,240,900
8/31/04	1.30	10,000,000	10,058,404
TOTAL U.S. TREASURY OBLIGATIONS			357,350,359
Time Deposits - 8.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
ING Belgium SA/NV
12/1/03	1.05%	$ 700,000,000	$ 700,000,000
Suntrust Bank
12/1/03	1.02	600,000,000	600,000,000
UBS AG
12/1/03	1.05	800,000,000	800,000,000
TOTAL TIME DEPOSITS			2,100,000,000
Repurchase Agreements - 53.2%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations dated 11/28/03 due 12/1/03 At:
1.01%)	$ 321,815,146	321,788,000
1.02%)	7,311,267,748	7,310,647,000
1.07%)	4,891,273,485	4,890,839,000
With Lehman Brothers, Inc. At 1.21%, dated 11/28/03 due 12/1/03 (Collateralized by Corporate Obligations with principal amounts of $122,875,000, 0.72% - 6.75%, 1/15/04 - 8/22/42)	122,012,302	122,000,000
TOTAL REPURCHASE AGREEMENTS		12,645,274,000
TOTAL INVESTMENT PORTFOLIO - 101.8%		24,174,478,392
NET OTHER ASSETS - (1.8)%		(416,739,122)
NET ASSETS - 100%		$ 23,757,739,270
Total Cost for Income Tax Purposes $ 24,174,478,392
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

Other Information

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $19,200,034. The weighted average interest rate was 1.18%. Interest earned from the interfund lending program amounted to $18,192 and is included in interest income on the Statement of Operations. At period end, there were no interfund loans outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $12,645,274,000) - See accompanying schedule		$ 24,174,478,392
Cash		545,400
Interest receivable		17,925,294
Prepaid expenses		123,339
Total assets		24,193,072,425

Liabilities
Payable for investments purchased	$ 413,819,076
Distributions payable	21,473,360
Other payables and accrued expenses	40,719
Total liabilities		435,333,155

Net Assets		$ 23,757,739,270
Net Assets consist of:
Paid in capital		$ 23,757,970,595
Accumulated net realized gain (loss) on investments		(231,325)
Net Assets, for 23,751,998,027 shares outstanding		$ 23,757,739,270
Net Asset Value, offering price and redemption price per share ($23,757,739,270 ÷ 23,751,998,027 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2003 (Unaudited)

Investment Income
Interest		$ 134,663,726

Expenses
Non-interested trustees' compensation	$ 49,998
Custodian fees and expenses	96,767
Audit	12,880
Legal	3,302
Insurance	9,177
Miscellaneous	20
Total expenses		172,144
Net investment income		134,491,582
Net realized gain (loss) on investment securities		(231,325)
Net increase in net assets resulting from operations		$ 134,260,257

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2003 (Unaudited)	Year ended May 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 134,491,582	$ 339,154,707
Net realized gain (loss)	(231,325)	699,257
Net increase (decrease) in net assets resulting from operations	134,260,257	339,853,964
Distributions to shareholders from net investment income	(134,491,582)	(339,154,707)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	62,732,850,774	118,358,889,839
Cost of shares redeemed	(64,149,779,502)	(120,877,065,917)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,416,928,728)	(2,518,176,078)
Total increase (decrease) in net assets	(1,417,160,053)	(2,517,476,821)

Net Assets
Beginning of period	25,174,899,323	27,692,376,144
End of period	$ 23,757,739,270	$ 25,174,899,323

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2003	Years ended May 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.016	.026	.060	.054	.051
Distributions from net investment income	(.006)	(.016)	(.026)	(.060)	(.054)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.56%	1.58%	2.68%	6.21%	5.50%	5.19%
Ratios to Average Net AssetsD
Expenses before expense reductions	.0014%A	.0016%	.0017%	.0016%	.0017%	.0016%
Expenses net of voluntary waivers, if any	.0014%A	.0016%	.0017%	.0016%	.0017%	.0016%
Expenses net of all reductions	.0014%A	.0016%	.0016%	.0016%	.0017%	.0016%
Net investment income	1.13%A	1.58%	2.63%	6.04%	5.38%	5.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,757,739	$ 25,174,899	$ 27,692,376	$ 28,927,649	$ 23,886,943	$ 22,085,676

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Fidelity® Securities Lending
Cash Central Fund

Semiannual Report

November 30, 2003

1.743119.103 362730

Investments November 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 42.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 31.6%
Agency Coupons - 16.8%
12/1/03	0.98% (a)	$ 50,000,000	$ 49,962,130
12/1/03	1.00 (a)	60,000,000	59,986,422
12/10/03	1.08 (a)	40,000,000	40,000,000
12/24/03	1.07 (a)	50,000,000	49,992,465
12/28/03	1.03 (a)	50,000,000	49,973,655
1/7/04	1.03 (a)	25,000,000	24,986,344
7/20/04	1.06	50,000,000	50,000,000
8/30/04	1.25	50,000,000	50,000,000
9/24/04	1.50	35,000,000	35,000,000
10/25/04	1.35	120,000,000	120,000,000
11/2/04	1.35	40,000,000	40,000,000
11/15/04	1.43	100,000,000	100,000,000
			669,901,016
Discount Notes - 14.8%
12/3/03	1.15	75,000,000	74,995,250
12/12/03	1.45	20,000,000	19,991,261
12/31/03	1.05	100,000,000	99,912,500
1/14/04	1.03	75,000,000	74,906,500
1/14/04	1.09	35,000,000	34,953,372
1/28/04	1.08	25,000,000	24,956,701
2/19/04	1.10	32,075,000	31,997,165
3/3/04	1.11	51,205,000	51,058,037
4/2/04	1.32	25,000,000	24,888,958
5/19/04	1.15	35,940,000	35,746,523
6/10/04	1.21	40,000,000	39,744,000
6/14/04	1.21	70,000,000	69,542,667
8/20/04	1.40	10,000,000	9,899,183
			592,592,117
			1,262,493,133
Federal Home Loan Bank - 4.8%
Agency Coupons - 4.8%
12/15/03	1.06 (a)	75,000,000	74,978,574
12/21/03	1.07 (a)	40,000,000	39,987,904
7/6/04	1.23	50,000,000	50,000,000
8/18/04	1.30	25,000,000	25,000,000
			189,966,478
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Freddie Mac - 6.2%
Agency Coupons - 0.6%
7/27/04	1.20%	$ 25,000,000	$ 25,000,000
Discount Notes - 5.6%
1/23/04	1.09	100,000,000	99,839,528
1/29/04	1.33	53,449,000	53,334,248
3/25/04	1.30	70,000,000	69,713,778
			222,887,554
			247,887,554
TOTAL FEDERAL AGENCIES			1,700,347,165
U.S. Treasury Obligations - 1.1%

U.S. Treasury Notes - 1.1%
8/31/04	1.16	25,000,000	25,173,063
8/31/04	1.28	20,000,000	20,120,179
TOTAL U.S. TREASURY OBLIGATIONS			45,293,242
Time Deposits - 10.0%

ING Belgium SA/NV
12/1/03	1.05	200,000,000	200,000,000
UBS AG
12/1/03	1.05	200,000,000	200,000,000
TOTAL TIME DEPOSITS			400,000,000
Repurchase Agreements - 46.3%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 11/28/03 due 12/1/03 At 1.07%)	$ 1,847,966,169	$ 1,847,802,000
TOTAL INVESTMENT PORTFOLIO - 100.0%		3,993,442,407
NET OTHER ASSETS - 0.0%		(1,129,998)
NET ASSETS - 100%		$ 3,992,312,409
Total Cost for Income Tax Purposes $ 3,993,442,407
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,847,802,000) - See accompanying schedule		$ 3,993,442,407
Cash		44,579
Interest receivable		2,712,600
Prepaid expenses		18,006
Total assets		3,996,217,592

Liabilities
Distributions payable	$ 3,854,677
Other affiliated payables	29,630
Other payables and accrued expenses	20,876
Total liabilities		3,905,183

Net Assets		$ 3,992,312,409
Net Assets consist of:
Paid in capital		$ 3,992,350,004
Accumulated net realized gain (loss) on investments		(37,595)
Net Assets, for 3,992,288,087 shares outstanding		$ 3,992,312,409
Net Asset Value, offering price and redemption price per share ($3,992,312,409 ÷ 3,992,288,087 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2003 (Unaudited)

Investment Income
Interest		$ 23,197,657

Expenses
Accounting fees and expenses	$ 170,701
Non-interested trustees' compensation	8,623
Custodian fees and expenses	17,456
Audit	14,231
Legal	568
Miscellaneous	1,360
Total expenses before reductions	212,939
Expense reductions	(41)	212,898
Net investment income		22,984,759
Net realized gain (loss) on investment securities		(20,590)
Net increase in net assets resulting from operations		$ 22,964,169

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2003 (Unaudited)	Year ended May 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 22,984,759	$ 51,336,214
Net realized gain (loss)	(20,590)	22,073
Net increase (decrease) in net assets resulting from operations	22,964,169	51,358,287
Distributions to shareholders from net investment income	(22,984,759)	(51,336,214)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	13,785,921,733	23,360,049,357
Cost of shares redeemed	(14,080,100,754)	(22,902,732,024)
Net increase (decrease) in net assets and shares resulting from share transactions	(294,179,021)	457,317,333
Total increase (decrease) in net assets	(294,199,611)	457,339,406

Net Assets
Beginning of period	4,286,512,020	3,829,172,614
End of period	$ 3,992,312,409	$ 4,286,512,020

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2003	Years ended May 31,
	(Unaudited)	2003	2002	2001	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.016	.025	.060	.051
Distributions from net investment income	(.006)	(.016)	(.025)	(.060)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	0.57%	1.59%	2.57%	6.22%	5.17%
Ratios to Average Net Assets E
Expenses before expense reductions	.0105% A	.0113%	.0115%	.0107%	.0093% A
Expenses net of voluntary waivers, if any	.0105% A	.0113%	.0115%	.0107%	.0093% A
Expenses net of all reductions	.0105% A	.0113%	.0113%	.0105%	.0093% A
Net investment income	1.13% A	1.53%	2.56%	6.04%	5.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,992,312	$ 4,286,512	$ 3,829,173	$ 4,029,347	$ 6,623,840

E Annualized

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower had certain expenses not been reduced during the periods shown.

H For the period July 1, 1999 (commencement of operations) to May 31, 2000.

I Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2003 (Unaudited)

5. Significant Accounting Policies.

Fidelity Securities Lending Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

7. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

8. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $41.

9. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Fidelity® Municipal
Cash Central Fund

Semiannual Report

November 30, 2003

1.734025.103

Investments November 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.2%
	Principal Amount	Value (Note 1)
Alabama - 3.0%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 E, 1.15%, VRDN (a)	$ 16,400,000	$ 16,400,000
1.25%, VRDN (a)(b)	3,600,000	3,600,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 1.1%, VRDN (a)	2,500,000	2,500,000
Homewood Edl. Bldg. Auth. Rev. 1.1% (AMBAC Insured), VRDN (a)	4,700,000	4,700,000
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,700,000	1,700,000
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Theodore Plant Proj.) Series A, 1.15%, VRDN (a)(b)	4,000,000	4,000,000
(Newark Group Ind. Proj.) 1.15%, LOC Wachovia Bank NA, VRDN (a)(b)	5,725,000	5,725,000
Montgomery Alaha Spl. Care Facilities Fing. Auth. Prog. Rev. (Mizell Memorial Hosp. Proj.) 1.15%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	6,000,000	6,000,000
Phenix City Indl. Dev. Board Envir. Impt. Rev. (Mead Coated Board Proj.) Series 1993 A, 1.11%, LOC Bank One NA, Chicago, VRDN (a)(b)	14,000,000	14,000,000
		58,625,000
Arizona - 1.5%
Apache County Indl. Dev. Auth. (Tucson Elec. Pwr. Co. Springerville Proj.) Series 1985 A, 1.15%, LOC Toronto-Dominion Bank, VRDN (a)	1,150,000	1,150,000
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series PT 1773, 1.15% (Liquidity Facility WestLB AG) (a)(c)	3,800,000	3,800,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 1.15%, LOC KBC Bank NV, VRDN (a)(b)	3,000,000	3,000,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Corp. Proj.) Series 1988, 1.25% tender 12/18/03, CP mode (b)	3,000,000	3,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.21%, LOC Fannie Mae, VRDN (a)(b)	4,200,325	4,200,325
(San Remo Apts. Proj.) 1.17%, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 1995, 1.14%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series SG 03 160, 1.15% (Liquidity Facility Societe Generale) (a)(c)	$ 7,500,000	$ 7,500,000
Tucson Indl. Dev. Auth. Rev. (Clarion Santa Rita Hotel Proj.) Series 2002, 1.16%, LOC Bank One NA, Chicago, VRDN (a)(b)	2,250,000	2,250,000
		30,200,325
Arkansas - 0.8%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998, 1.25%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	1,000,000	1,000,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Floaters 01 708, 1.23% (Liquidity Facility Morgan Stanley) (a)(b)(c)	8,300,000	8,300,000
Series ROC II R121, 1.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)(c)	2,840,000	2,840,000
Clark County Solid Waste Disp. Rev. (Alcoa, Inc. Proj.) 1.6%, VRDN (a)(b)	3,750,000	3,750,000
		15,890,000
California - 4.6%
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series Putters 310, 1.13% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Series Putters 322, 1.13% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	17,890,000	17,890,000
California Gen. Oblig. Participating VRDN Series PT 1722, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,370,000	5,370,000
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series F, 1.08% (AMBAC Insured), VRDN (a)(b)	14,405,000	14,405,000
Series U, 1.15% (MBIA Insured), VRDN (a)(b)	10,810,000	10,810,000
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 1.2%, VRDN (a)(b)	23,900,000	23,900,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Sub Series B3, 1.11%, VRDN (a)	11,900,000	11,900,000
Univ. of California Revs. Participating VRDN Series FRRI N12, 1.17% (Liquidity Facility Bank of New York NA) (a)(c)	1,890,000	1,890,000
		91,160,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Colorado - 2.5%
Colorado Hsg. & Fin. Auth. Series 2002 A3, 1.17% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	$ 7,135,000	$ 7,135,000
Colorado Springs Utils. Rev. Participating VRDN Series SGA 88, 1.15% (Liquidity Facility Societe Generale) (a)(c)	14,500,000	14,500,000
Denver City & County Arpt. Rev.:
Participating VRDN:
Series PA 1186, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,500,000	2,500,000
Series PT 688, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,235,000	6,235,000
Series 2000 B, 1.2% (MBIA Insured), VRDN (a)(b)	5,800,000	5,800,000
El Paso County School District #38 Participating VRDN Series PT 1754, 1.15% (Liquidity Facility WestLB AG) (a)(c)	3,080,000	3,080,000
Lakewood Hsg. Auth. Multi-family Rev. (Ridgemoor Apts. Proj.) Series 2003 A, 1.15%, LOC Fannie Mae, VRDN (a)(b)	7,250,000	7,250,000
Larimer County School District #R1 Poudre Participating VRDN Series ROC II R4535, 1.17% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,855,000	2,855,000
		49,355,000
District Of Columbia - 2.1%
District of Columbia Gen. Oblig. Participating VRDN:
Series Merlots 01 A127, 1.2% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,130,000	3,130,000
Series PA 568, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,165,000	4,165,000
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.3% (Liquidity Facility Bank of New York NA) (a)(b)(c)	1,045,000	1,045,000
Metro. Washington Arpt. Auth. Sys. Rev. 1.15% (FSA Insured), VRDN (a)(b)	22,800,000	22,800,000
Metro. Washington Arpts. Auth. Participating VRDN Series MSTC 01 130, 1.17% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	11,060,000	11,060,000
		42,200,000
Florida - 5.1%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 1.15% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	10,700,000	10,700,000
Deltona Util. Sys. Rev. Participating VRDN Series PT 2026, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,265,000	5,265,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.3% (Liquidity Facility Bank of New York NA) (a)(b)(c)	$ 1,610,000	$ 1,610,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series MSTC 01 115, 1.15% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	19,855,000	19,855,000
Florida Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 218, 1.16% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	16,820,000	16,820,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La Miranda Gardens Proj.) Series A, 1.19%, LOC Suntrust Bank, VRDN (a)(b)	2,500,000	2,500,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.1%, VRDN (a)	13,900,000	13,900,000
Miami-Dade County Indl. Dev. Auth. Rev. (Airis Miami LLC Proj.) Series 1999 A, 1.15% (AMBAC Insured), VRDN (a)(b)	5,000,000	5,000,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 712, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	835,000	835,000
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 1.18%, LOC Fannie Mae, VRDN (a)(b)	11,250,000	11,250,000
Tampa Bay Wtr. Util. Sys. Rev. 1.2%, LOC Bank of America NA, VRDN (a)(b)	7,000,000	7,000,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) 1.14%, LOC Fannie Mae, VRDN (a)(b)	4,750,000	4,750,000
		99,485,000
Georgia - 2.9%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 1.15%, VRDN (a)(b)	17,000,000	17,000,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 1.18%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	9,950,000	9,950,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 B, 1.14%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	2,900,000	2,900,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 1.25%, LOC Comerica Bank, Texas, VRDN (a)(b)	1,410,000	1,410,000
Fulton County Hsg. Auth. Rev. 1.25% (American Int'l. Group, Inc. Guaranteed), VRDN (a)	5,300,000	5,300,000
Georgia Road & Thruway Auth. Rev. Participating VRDN Series PT 2019, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,045,000	5,045,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Mill Apts. Proj.) 1.2%, LOC Suntrust Bank, VRDN (a)(b)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Georgia - continued
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 1.2%, LOC Suntrust Bank, VRDN (a)(b)	$ 2,725,000	$ 2,725,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 1.26%, LOC Wachovia Bank NA, VRDN (a)(b)	5,015,000	5,015,000
Savannah Port Auth. Rev. (Pier 1 Imports, Inc. Proj.) 1.15%, LOC Bank One NA, Chicago, VRDN (a)(b)	6,000,000	6,000,000
		57,345,000
Hawaii - 0.4%
Hawaii Gen. Oblig. Participating VRDN Series MS 00 796, 1.16% (Liquidity Facility Morgan Stanley) (a)(c)	7,430,000	7,430,000
Idaho - 0.1%
Idaho Hsg. & Fin. Assn Participating VRDN Series PA 145A, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	969,000	969,000
Illinois - 9.7%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 1.25%, LOC Fannie Mae, VRDN (a)(b)	1,415,000	1,415,000
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 1.25% (Liquidity Facility Citibank NA, New York) (a)(c)	2,450,000	2,450,000
Series PA 1123R, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,625,000	3,625,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series ROC II R239. 1.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)(c)	5,200,000	5,200,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (American Airlines, Inc. Proj.) Series A, 1.13%, LOC Citibank NA, New York, VRDN (a)(b)	106,910,000	106,910,000
Chicago Pub. Bldg. Commision Bldg. Rev. Participating VRDN Series PT 1798, 1.15% (Liquidity Facility WestLB AG) (a)(c)	7,520,000	7,520,000
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 02 1301, 1.17% (Liquidity Facility Citibank NA, New York) (a)(c)	5,900,000	5,900,000
Series EGL 02 1304, 1.17% (Liquidity Facility Citibank NA, New York) (a)(c)	5,040,000	5,040,000
Series 2003 B, 1.16% (Liquidity Facility Depfa Bank Plc), VRDN (a)	27,400,000	27,400,000
Illinois Health Facilities Auth. Rev. (Resurrection Health Care Proj.) Series 1999 A, 1.12% (FSA Insured), VRDN (a)	10,900,000	10,900,000
Illinois Sales Tax Rev. Participating VRDN Series PT 1655, 1.15% (Liquidity Facility WestLB AG) (a)(c)	2,500,000	2,500,000
Illinois Student Assistance Commission Student Ln. Rev. Series 1998 A, 1.14% (MBIA Insured), VRDN (a)(b)	1,650,000	1,650,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 1.17% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	$ 2,059,000	$ 2,059,000
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 1.17% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,600,000	2,600,000
Will County Exempt Facilities Rev. (BP Amoco Chemical Co. Proj.) 1.13% (BP PLC Guaranteed), VRDN (a)(b)	6,600,000	6,600,000
		191,769,000
Indiana - 1.3%
Burns Hbr. Indl. Dev. Rev. (J&F Steel Corp. Proj.) 1.35%, LOC Societe Generale, VRDN (a)(b)	1,400,000	1,400,000
Indiana Bond Bank Rev. Participating VRDN Series PA 1128R, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,990,000	5,990,000
Indiana Dev. Fin. Auth. Envir. Rev. (Republic Svcs., Inc. Proj.) Series 2001, 1.15%, LOC Suntrust Bank, VRDN (a)(b)	3,800,000	3,800,000
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(b)	4,250,000	4,250,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L45J, 1.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,565,000	5,565,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series PT 731, 1.21% (Liquidity Facility Danske Bank AS) (a)(b)(c)	2,600,000	2,600,000
Whiting Envir. Facilities Rev. (Amoco Oil Co. Proj.) 1.13% (BP PLC Guaranteed), VRDN (a)(b)	1,900,000	1,900,000
		25,505,000
Iowa - 0.5%
Iowa Fin. Auth. Participating VRDN Series PT 99, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,160,000	3,160,000
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 1.25%, LOC Bank of America NA, VRDN (a)(b)	1,400,000	1,400,000
Iowa Higher Ed. Ln. Auth. Rev. (Des Moines Univ. Proj.) 1.15%, LOC Allied Irish Banks PLC, VRDN (a)	5,000,000	5,000,000
		9,560,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Kansas - 1.0%
Butler County Solid Waste Disp. Facilities Rev. (Texaco Refining & Marketing, Inc. Proj.) Series 1994 A, 1.13% (ChevronTexaco Corp. Guaranteed), VRDN (a)(b)	$ 15,400,000	$ 15,400,000
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 1.25%, LOC Bank of America NA, VRDN (a)(b)	3,600,000	3,600,000
		19,000,000
Kentucky - 1.3%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 1.2%, LOC Bank One NA, Chicago, VRDN (a)(b)	9,570,000	9,570,000
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series PT 490, 1.21% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	3,125,000	3,125,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 1.2%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 863, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,800,000	4,800,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.32% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,795,000	1,795,000
Perry County Solid Waste Disp. Rev. (TJ Int'l. Proj.) Series 1998, 1.16%, LOC Wachovia Bank NA, VRDN (a)(b)	3,355,000	3,355,000
		25,565,000
Louisiana - 3.1%
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum Corp. Proj.):
Series 1994, 1.14%, LOC BNP Paribas SA, VRDN (a)(b)	10,100,000	10,100,000
1.14%, LOC BNP Paribas SA, VRDN (a)(b)	9,200,000	9,200,000
Louisiana Gen. Oblig. Participating VRDN Series ROC 11 R4017, 1.17% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,985,000	7,985,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1995, 1.13%, VRDN (a)(b)	12,800,000	12,800,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series A, 1.13%, VRDN (a)(b)	5,000,000	5,000,000
(Shell Oil Co.-Norco Proj.) Series 1993, 1.13%, VRDN (a)(b)	4,400,000	4,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Louisiana - continued
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 1.36%, VRDN (a)(b)	$ 1,000,000	$ 1,000,000
Series 1994 A, 1.36%, VRDN (a)(b)	10,200,000	10,200,000
Series 1995, 1.36%, VRDN (a)(b)	1,050,000	1,050,000
		61,735,000
Maine - 0.5%
Maine Fin. Auth. Solid Waste Disposable Rev. 1.15%, LOC Wachovia Bank NA, VRDN (a)(b)	10,000,000	10,000,000
Maryland - 0.1%
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series PA 40, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,425,000	1,425,000
Massachusetts - 3.0%
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) 1.14%, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,500,000	7,500,000
(Wheelabrator Millbury Proj.) 1.14%, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,000,000	10,000,000
Massachusetts Gen. Oblig. Series 2001 B, 1.15% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	20,000,000	20,000,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series SGA 87, 1.13% (Liquidity Facility Societe Generale) (a)(c)	20,875,000	20,875,000
		58,375,000
Michigan - 1.3%
Detroit Swr. Disp. Rev. Participating VRDN Series Merlots 01 A112, 1.2% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,480,000	2,480,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2002 A, 1.13% (MBIA Insured), VRDN (a)(b)	14,900,000	14,900,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 1999 B2, 1.17% (MBIA Insured), VRDN (a)(b)	6,850,000	6,850,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Mans Proj.) Series 1998, 1.3%, LOC Comerica Bank, Detroit, VRDN (a)(b)	700,000	700,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 1.65%, VRDN (a)	1,100,000	1,100,000
		26,030,000
Minnesota - 0.9%
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 1.15%, LOC Lasalle Bank NA, VRDN (a)(b)	1,350,000	1,350,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.16% (Liquidity Facility Morgan Stanley) (a)(c)	$ 5,500,000	$ 5,500,000
Series ROC II R4039, 1.17% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,680,000	3,680,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series LB 03 L28J, 1.27% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,475,000	5,475,000
Plymouth Multi-family Hsg. Rev. (At the Lakes Apts. Proj.) Series 1997 A, 1.25%, LOC Fannie Mae, VRDN (a)(b)	2,265,000	2,265,000
		18,270,000
Mississippi - 0.9%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 1.13%, VRDN (a)(b)	10,350,000	10,350,000
Mississippi Gen. Oblig. Participating VRDN Series MS 01 800, 1.16% (Liquidity Facility Morgan Stanley) (a)(c)	2,387,500	2,387,500
Mississippi Home Corp. Single Family Rev. Participating VRDN Series MS 714, 1.23% (Liquidity Facility Morgan Stanley) (a)(b)(c)	4,395,000	4,395,000
		17,132,500
Missouri - 0.9%
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series Merlots B38, 1.2% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,370,000	9,370,000
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 1990 A, 1.15%, LOC Nat'l. Westminster Bank PLC, VRDN (a)(b)	8,500,000	8,500,000
		17,870,000
Montana - 0.5%
Anaconda-Deer Lodge County Envir. Facilities Rev. (ARCO-Anaconda Smelter Site Proj.) 1.13% (BP PLC Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
Montana Board of Hsg. Participating VRDN Series Putters 348, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)(c)	4,780,000	4,780,000
		9,780,000
Nebraska - 2.4%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 1.25% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,675,000	1,675,000
Series 2000 F, 1.17% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	7,480,000	7,480,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series 2001 B, 1.17% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	$ 9,755,000	$ 9,755,000
Series 2001 C, 1.17% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,505,000	3,505,000
Series 2002 B, 1.17% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,235,000	3,235,000
Series 2002 C, 1.17% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,705,000	3,705,000
Series 2002 F, 1.17% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	17,515,000	17,515,000
		46,870,000
Nevada - 1.4%
Clark County Gen. Oblig. Participating VRDN Series ROC II R1035, 1.17% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,995,000	2,995,000
Clark County Indl. Dev. Rev. Participating VRDN Series PA 1023, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,190,000	6,190,000
Nevada Gen. Oblig. Participating VRDN Series 1714, 1.18% (Liquidity Facility WestLB AG) (a)(c)	2,325,000	2,325,000
Nevada Hsg. Division Series 2002 A:
1.17%, LOC Fannie Mae, VRDN (a)(b)	7,510,000	7,510,000
1.17%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	6,300,000	6,300,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 1.15% (Liquidity Facility Societe Generale) (a)(c)	1,500,000	1,500,000
		26,820,000
New Hampshire - 1.4%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 4, 1.35% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	5,600,000	5,600,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 1.2%, LOC Wachovia Bank NA, VRDN (a)(b)	2,815,000	2,815,000
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.14%, LOC JPMorgan Chase Bank, VRDN (a)(b)	20,000,000	20,000,000
		28,415,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - 1.3%
New Jersey Gen. Oblig. Participating VRDN:
Series LB 03 L35J, 1.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	$ 25,300,000	$ 25,300,000
Series MSTC 01 174, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	1,000,000	1,000,000
		26,300,000
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Participating VRDN Series PT 836, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,140,000	2,140,000
New York - 5.6%
New York City Gen. Oblig. Participating VRDN Series LB 03 L40J, 1.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	37,575,000	37,575,000
New York City Hsg. Dev. Corp. Multi-family Rev. (West 55th Street Dev. Proj.) 1.2%, LOC Bayerische Hypo Und Verein Ag, VRDN (a)(b)	15,000,000	15,000,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 2A, 1.08% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	30,600,000	30,600,000
Series 2003 3B, 1.1% (Liquidity Facility Bank of New York NA), VRDN (a)	26,200,000	26,200,000
		109,375,000
New York & New Jersey - 0.7%
Port Auth. New York & New Jersey Spl. Oblig. Rev.:
Series 4, 1.1%, VRDN (a)(b)	8,500,000	8,500,000
Series 5, 1.11%, VRDN (a)	4,240,000	4,240,000
		12,740,000
Non State Specific - 0.4%
Clipper Tax-Exempt Trust Participating VRDN:
Series 2003 1, 1.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,501,000	3,501,000
Series 2003 13, 1.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,800,000	1,800,000
Series 2003 3, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,000,000	3,000,000
		8,301,000
North Carolina - 2.4%
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 1.2%, LOC Suntrust Bank, VRDN (a)(b)	6,880,000	6,880,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
North Carolina - continued
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 1.38%, VRDN (a)(b)	$ 18,800,000	$ 18,800,000
North Carolina Cap. Facilities Fin. Agcy. (Republic Svcs., Inc., Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(b)	15,000,000	15,000,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Merlots 00 A37, 1.25% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,955,000	3,955,000
Series Merlots A70, 1.25% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,950,000	2,950,000
		47,585,000
North Dakota - 1.4%
Fargo Indl. Dev. Rev. (Owen Ind., Inc. Proj.) Series 1997, 1.15%, LOC Wells Fargo Bank NA, Minnesota, VRDN (a)(b)	1,000,000	1,000,000
North Dakota Hsg. Fin. Agcy. Rev. Series 2003 A, 1.11% (Liquidity Facility KBC Bank NV), VRDN (a)(b)	26,635,000	26,635,000
		27,635,000
Ohio - 0.7%
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 01 I, 1.22% (Liquidity Facility Bank of America NA) (a)(b)(c)	2,075,000	2,075,000
Series PT 582, 1.2% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	3,985,000	3,985,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Shannon Glenn Apts. Proj.) 1.15%, LOC Fannie Mae, VRDN (a)(b)	5,100,000	5,100,000
Ohio Solid Waste Rev. (BP Exploration & Oil, Inc. Proj.) Series 1999, 1.13% (BP PLC Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
		14,160,000
Oklahoma - 1.6%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series LB 99 A5, 1.22% (Liquidity Facility Bayerische Hypo Und Verein Ag) (a)(b)(c)	295,000	295,000
Series PT 167, 1.2% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	1,495,000	1,495,000
Oklahoma Student Ln. Auth. Rev.:
Series 2002 A1, 1.15% (MBIA Insured), VRDN (a)(b)	5,125,000	5,125,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Oklahoma - continued
Oklahoma Student Ln. Auth. Rev.: - continued
Series 2003 A2, 1.15% (MBIA Insured), VRDN (a)(b)	$ 21,000,000	$ 21,000,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 581, 1.25% (Liquidity Facility Morgan Stanley) (a)(b)(c)	3,500,000	3,500,000
		31,415,000
Pennsylvania - 3.7%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Conemaught Proj.) Series 1997 A, 1.2%, LOC Bank One NA, Chicago, VRDN (a)(b)	2,610,000	2,610,000
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.17% (AMBAC Insured), VRDN (a)	2,100,000	2,100,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Reliant Energy Seward LLC Proj.):
Series 2002 A, 1.13%, LOC WestLB AG, VRDN (a)(b)	4,500,000	4,500,000
Series A, 1.13%, LOC WestLB AG, VRDN (a)(b)	4,000,000	4,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1997 B2, 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	800,000	800,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 2001 B, 1.13% (FSA Insured), VRDN (a)(b)	4,100,000	4,100,000
Series A, 1.14% (FSA Insured), VRDN (a)(b)	9,900,000	9,900,000
Series A1, 1.14% (AMBAC Insured), VRDN (a)(b)	4,000,000	4,000,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series Putters 217, 1.18% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,715,000	5,715,000
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Children's Hosp. Proj.) Series 2002 D, 1.1% (MBIA Insured), VRDN (a)	5,800,000	5,800,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 1.15%, LOC Dexia Cr. Local de France, VRDN (a)(b)	28,800,000	28,800,000
		73,325,000
South Carolina - 2.7%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.) 1.13%, VRDN (a)(b)	5,000,000	5,000,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 1.18%, VRDN (a)(b)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
South Carolina - continued
Horry County School District Participating VRDN Series PT 2033, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 3,775,000	$ 3,775,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 1.38%, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 1.2%, LOC Suntrust Bank, VRDN (a)(b)	5,745,000	5,745,000
(Cedarwoods Apts. Proj.) 1.2%, LOC Suntrust Bank, VRDN (a)(b)	5,750,000	5,750,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Turnils North America Proj.) Series 1999, 1.2%, LOC Suntrust Bank, VRDN (a)(b)	1,565,000	1,565,000
South Carolina Ports Auth. Ports Rev. Series 1998 B, 1.17% (FSA Insured), VRDN (a)(b)	17,500,000	17,500,000
		53,335,000
South Dakota - 0.4%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series BA 01 S, 1.25% (Liquidity Facility Bank of America NA) (a)(b)(c)	4,535,000	4,535,000
Series PA 980 R, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,080,000	2,080,000
Series PT 837, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,105,000	2,105,000
		8,720,000
Tennessee - 2.0%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,500,000	4,500,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 1.11%, LOC Bank of America NA, VRDN (a)	11,895,000	11,895,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,500,000	4,500,000
Maury County Indl. Dev. Board Wtr. Facility Rev. (Saturn Corp. Proj.) Series 1987, 1.7%, VRDN (a)(b)	4,700,000	4,700,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 1.25% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,000,000	3,000,000
Sevier County Pub. Bldg. Auth. Rev. Series 2001 III A, 1.14% (AMBAC Insured), VRDN (a)(b)	10,470,000	10,470,000
		39,065,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - 15.3%
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	$ 5,725,000	$ 5,725,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
1.21%, LOC Cr. Suisse First Boston Bank, VRDN (a)(b)	2,900,000	2,900,000
1.21%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,300,000	2,300,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 1.14%, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,600,000	8,600,000
Series 2002 A:
1.14%, LOC Bank of America NA, VRDN (a)(b)	7,900,000	7,900,000
1.14%, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Series 2002 B, 1.14%, LOC JPMorgan Chase Bank, VRDN (a)(b)	19,200,000	19,200,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series PT 738, 1.21% (Liquidity Facility Danske Bank AS) (a)(b)(c)	3,910,000	3,910,000
Series Putters 336, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500,000	2,500,000
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 1.15% (Liquidity Facility Societe Generale) (a)(c)	8,930,000	8,930,000
Eanes Independent School District Participating VRDN Series PT 1681, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,465,000	3,465,000
Gaudalupe-Blanco River Auth. Poll. Cont. Rev. (Central Pwr. & Lt. Co. Proj.) 1.1%, LOC Barclays Bank PLC, VRDN (a)	8,406,000	8,406,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 1.13%, VRDN (a)(b)	9,300,000	9,300,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 1.14%, LOC Bank One NA, Chicago, VRDN (a)(b)	20,900,000	20,900,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Amoco Oil Co. Proj.) Series 1997, 1.13%, VRDN (a)(b)	4,400,000	4,400,000
Gulf Coast Waste Disp. Auth. Poll. Cont. & Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) Series 1996, 1.13%, VRDN (a)(b)	4,900,000	4,900,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev.:
(Amoco Oil Co. Proj.) Series 1995, 1.13% (BP PLC Guaranteed), VRDN (a)(b)	5,100,000	5,100,000
(Waste Mgmt., Inc. Proj.) 1.15%, LOC Wachovia Bank NA, VRDN (a)(b)	5,500,000	5,500,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Harris County Gen. Oblig. Participating VRDN Series EGL 02 6012, 1.17% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 4,000,000	$ 4,000,000
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.) 1.1%, VRDN (a)	11,000,000	11,000,000
(Saint Luke's Episcopal Hosp. Proj.) Series B, 1.1% (Liquidity Facility Bank of America NA) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	67,300,000	67,300,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) 1.1% (MBIA Insured), VRDN (a)	1,200,000	1,200,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Quail Chase Apts. Proj.) Series 1999, 1.17%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	11,110,000	11,110,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series MS 845, 1.16% (Liquidity Facility Morgan Stanley) (a)(c)	3,010,000	3,010,000
Series SG 03 161, 1.17% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 02 A16, 1.2% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,295,000	2,295,000
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series ROC II R4008, 1.17% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,825,000	6,825,000
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 1.2%, VRDN (a)(b)	2,895,000	2,895,000
San Antonio Arpt. Sys. Rev. Participating VRDN Series PT 1607, 1.21% (Liquidity Facility WestLB AG) (a)(b)(c)	8,585,000	8,585,000
San Antonio Elec. & Gas Systems Rev. Participating VRDN:
Series PT 1977, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,370,000	7,370,000
Series ROC II R3011, 1.17% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,400,000	7,400,000
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN:
Series PT 1691, 1.18% (Liquidity Facility WestLB AG) (a)(c)	1,445,000	1,445,000
Series PT 1703, 1.15% (Liquidity Facility WestLB AG) (a)(c)	4,400,000	4,400,000
Texas A&M Univ. Rev. Participating VRDN Series ROC II R4005, 1.17% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,990,000	4,990,000
Texas State Univ. Sys. Rev. Participating VRDN Series PA 992 R, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,790,000	4,790,000
Univ. of North Texas Univ. Rev. Participating VRDN Series SGA 146, 1.17% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Univ. of Texas Univ. Revs. Participating VRDN Series MS 98 97, 1.16% (Liquidity Facility Morgan Stanley) (a)(c)	$ 5,120,000	$ 5,120,000
West Side Calhoun County Navigation District Sewage Solid Waste Disp. Rev. (BP Chemicals, Inc. Proj.) Series 1996, 1.13% (BP PLC Guaranteed), VRDN (a)(b)	3,600,000	3,600,000
		302,271,000
Utah - 0.3%
Provo City Hsg. Rev. (Branbury Park Proj.) Series 1987 B, 1.19%, LOC Bank One NA, Chicago, VRDN (a)(b)	1,200,000	1,200,000
Salt Lake City Arpt. Rev. Series 2001, 1.13%, LOC WestLB AG, VRDN (a)(b)	4,600,000	4,600,000
		5,800,000
Virginia - 0.4%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill Proj.) 1.15%, LOC Wachovia Bank NA, VRDN (a)(b)	3,300,000	3,300,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.16% (Liquidity Facility Morgan Stanley) (a)(c)	4,300,000	4,300,000
		7,600,000
Washington - 4.3%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 1.25% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,400,000	2,400,000
Clark County School District #114 Evergreen Participating VRDN Series PT 1575, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,165,000	5,165,000
King & Snohomish Counties School District #417 Northshore Participating VRDN Series PT 1789, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,555,000	5,555,000
Pierce County Econ. Dev. Corp. Rev. (K&M Hldgs. II Proj.) Series 1997, 1.4%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,200,000	1,200,000
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) 1.13%, VRDN (a)(b)	3,400,000	3,400,000
(BP West Coast Products LLC Proj.) 1.13%, VRDN (a)(b)	4,800,000	4,800,000
Port of Seattle Rev. Participating VRDN Series PT 1780, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	8,635,000	8,635,000
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 1.17% (Liquidity Facility Societe Generale) (a)(c)	5,000,000	5,000,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 96, 1.15% (Liquidity Facility Societe Generale) (a)(c)	14,955,000	14,955,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
Tacoma Elec. Sys. Rev. Participating VRDN Series MS 00 512X, 1.16% (Liquidity Facility Morgan Stanley) (a)(c)	$ 2,000,000	$ 2,000,000
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 1.15%, LOC Bank of America NA, VRDN (a)	10,000,000	10,000,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) 1.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	9,145,000	9,145,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	5,200,000	5,200,000
Washington Hsg. Fin. Commission Participating VRDN:
Series Merlots 97 D, 1.25% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	430,000	430,000
Series PT 636, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,575,000	2,575,000
		85,460,000
West Virginia - 0.3%
West Virginia Gen. Oblig. Participating VRDN Series MSTC 00 12, 1.17% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	6,000,000	6,000,000
Wisconsin - 1.4%
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.37%, VRDN (a)	3,000,000	3,000,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Lutheran College Proj.) 1.15%, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,000,000	10,000,000
(Wisconsin Lutheran College Proj.) Series 2001, 1.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,000,000	7,000,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series A, 1.12% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (a)(b)	4,000,000	4,000,000
Wisconsin Pub. Pwr., Inc. Sys. Pwr. Supply Sys. Rev., Participating VRDN Series Putters 285, 1.16% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,920,000	3,920,000
		27,920,000
TOTAL INVESTMENT PORTFOLIO - 98.2%		1,935,927,825
NET OTHER ASSETS - 1.8%		35,530,266
NET ASSETS - 100%		$ 1,971,458,091
Total Cost for Income Tax Purposes $ 1,935,927,825
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 1,935,927,825
Cash		598
Receivable for investments sold on a delayed delivery basis		34,098,633
Interest receivable		3,256,384
Prepaid expenses		10,443
Total assets		1,973,293,883

Liabilities
Distributions payable	$ 1,818,756
Other payables and accrued expenses	17,036
Total liabilities		1,835,792

Net Assets		$ 1,971,458,091
Net Assets consist of:
Paid in capital		$ 1,971,421,057
Accumulated net realized gain (loss) on investments		37,034
Net Assets, for 1,971,304,451 shares outstanding		$ 1,971,458,091
Net Asset Value, offering price and redemption price per share ($1,971,458,091 ÷ 1,971,304,451 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2003 (Unaudited)

Investment Income
Interest		$ 11,968,922

Expenses
Non-interested trustees' compensation	$ 5,106
Custodian fees and expenses	22,058
Audit	12,880
Legal	1,217
Miscellaneous	814
Total expenses before reductions	42,075
Expense reductions	(22,061)	20,014
Net investment income		11,948,908
Net realized gain (loss) on investment securities		37,031
Net increase in net assets resulting from operations		$ 11,985,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2003 (Unaudited)	Year ended May 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,948,908	$ 29,387,113
Net realized gain (loss)	37,031	111,877
Net increase (decrease) in net assets resulting from operations	11,985,939	29,498,990
Distributions to shareholders from net investment income	(11,948,908)	(29,387,113)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	5,056,936,000	10,929,669,700
Cost of shares redeemed	(4,960,977,800)	(10,496,931,700)
Net increase (decrease) in net assets and shares resulting from share transactions	95,958,200	432,738,000
Total increase (decrease) in net assets	95,995,231	432,849,877

Net Assets
Beginning of period	1,875,462,860	1,442,612,983
End of period	$ 1,971,458,091	$ 1,875,462,860

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2003	Years ended May 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.014	.019	.039	.037	.033
Distributions from net investment income	(.005)	(.014)	(.019)	(.039)	(.037)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	0.50%	1.38%	1.93%	4.01%	3.74%	3.35%
Ratios to Average Net Assets D
Expenses before expense reductions	.0035% A	.0045%	.0092%	.0101%	.0087%	.0095%
Expenses net of voluntary waivers, if any	.0035% A	.0045%	.0092%	.0101%	.0087%	.0095%
Expenses net of all reductions	.0016% A	.0025%	.0068%	.0073%	.0040%	.0071%
Net investment income	.98% A	1.36%	1.75%	3.92%	3.69%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,971,458	$ 1,875,463	$ 1,442,613	$ 513,360	$ 1,210,969	$ 845,909

J Annualized

K Total returns for periods of less than one year are not annualized.

L Total returns would have been lower had certain expenses not been reduced during the periods shown.

M Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2003 (Unaudited)

10. Significant Accounting Policies.

Fidelity Municipal Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

12. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

13. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $22,061.

14. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	January 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	January 21, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 21, 2004